SUMMARY OF LOSS BEFORE TAXATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Loss before taxation	¥ (12,991)	¥ (5,441)	¥ (20,166)
Currency risk [member]
IfrsStatementLineItems [Line Items]
Loss before taxation	¥ 8	¥ 39	¥ 895